UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Federated Bond Fund (Institutional and Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Rating as of June 30, 2015

Rating	Percentage of Fund Investments
A1	2.35%
A2	3.85
A3	5.43
Aa1	0.25
Aa2	0.99
Aa3	3.37
Aaa	39.26
B1	1.85
B2	1.23
B3	1.63
Ba1	2.28
Ba2	1.48
Ba3	1.06
Baa1	9.57
Baa2	10.60
Baa3	9.63
CCC, CC, C	2.89
Equities	0.20
Not Rated	0.22
Short Term Investments	1.86
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/01/15)	(6/30/15)	(1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$986.60	$0.60*

Hypothetical (5% return before expenses)	$1,000.00	$1,006.66	$1.71*

Initial Class
Actual	$1,000.00	$999.00	$3.50**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.54**

*Expenses are equal to the Fund’s annualized expense ratio of 0.35% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015.

**Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 5.09%
$875,000	AmeriCredit Automobile Receivables Trust
	Series 2013-1, Class D
	2.09%, 02/08/2019	$	872,805
3,500,000	Citigroup Commercial Mortgage Trust(a)
	Series 2013-GC11, Class B
	3.73%, 04/10/2046		3,512,250
	COMM Mortgage Trust
	Series 2013-LC6, Class B
1,500,000	3.74%, 01/10/2046		1,529,517
	Series 2013-CR8, Class B
2,650,000	4.10%, 06/10/2046(a)(b)		2,728,000
	Series 2015-DC1, Class AM
400,000	3.72%, 02/10/2048(a)		400,004
450,000	Commercial Mortgage Pass Through Certificates(a)
	Series 2014-LC17, Class B
	4.49%, 10/10/2047		469,954
5,625,000	FREMF Mortgage Trust(a)(b)
	Series 2013-K25, Class B
	3.74%, 11/25/2045		5,688,096
	GS Mortgage Securities Trust
	Series 2012-GCJ7, Class B
2,325,000	4.74%, 05/10/2045		2,526,068
	Series 2014-GC24, Class B
675,000	4.64%, 09/10/2047(a)		701,826
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C15, Class A4
	4.05%, 04/15/2047		1,059,015
175,000	Santander Drive Auto Receivables Trust
	Series 2013-1, Class D
	2.27%, 01/15/2019		174,404
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b)
	Series 2013-C6, Class B
	3.88%, 04/10/2046		2,457,793
670,000	WFRBS Commercial Mortgage Trust(a)
	Series 2014-C25, Class AS
	3.98%, 11/15/2047		691,496

TOTAL ASSET-BACKED SECURITIES — 5.09% (Cost $22,679,204)		$	22,811,228

CORPORATE BONDS AND NOTES
Basic Materials — 3.10%
670,000	Albemarle Corp
	5.45%, 12/01/2044		670,602
1,000,000	Alcoa Inc
	5.87%, 02/23/2022		1,075,000
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017		226,245
250,000	4.45%, 09/27/2020		261,224
	AngloGold Ashanti Holdings PLC
2,300,000	8.50%, 07/30/2020		2,530,000
35,000	5.13%, 08/01/2022		33,657

Principal Amount		Fair Value

Basic Materials — (continued)
	ArcelorMittal
$700,000	7.00%, 02/25/2022	$	754,250
50,000	6.13%, 06/01/2025		49,844
700,000	7.50%, 03/01/2041		686,000
100,000	Ashland Inc
	4.75%, 08/15/2022		98,125
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021		213,750
600,000	4.45%, 03/01/2023		596,837
200,000	Celulosa Arauco y Constitucion SA
	4.50%, 08/01/2024		202,891
	Clearwater Paper Corp
50,000	4.50%, 02/01/2023		47,375
125,000	5.38%, 02/01/2025(b)		122,500
75,000	Compass Minerals International Inc(b)
	4.88%, 07/15/2024		73,875
100,000	Eco Services Operations LLC/Eco Finance Corp(b)
	8.50%, 11/01/2022		100,500
250,000	Gold Fields Orogen Holding BVI Ltd(b)
	4.88%, 10/07/2020		228,750
100,000	GTL Trade Finance Inc
	7.25%, 10/20/2017		108,250
125,000	Hexion US Finance Corp
	6.63%, 04/15/2020		114,687
100,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
	8.88%, 02/01/2018		90,250
200,000	Huntsman International LLC
	4.88%, 11/15/2020		199,500
250,000	Incitec Pivot Finance LLC(b)
	6.00%, 12/10/2019		276,844
150,000	Platform Specialty Products Corp(b)
	6.50%, 02/01/2022		154,875
1,325,000	Reliance Steel & Aluminum Co
	4.50%, 04/15/2023		1,303,465
100,000	Rio Tinto Finance USA Ltd
	6.50%, 07/15/2018		113,378
58,000	Rohm & Haas Co
	6.00%, 09/15/2017		63,362
	RPM International Inc
225,000	6.50%, 02/15/2018		248,691
110,000	6.13%, 10/15/2019		123,752
100,000	5.25%, 06/01/2045		95,173
225,000	Signode Industrial Group Lux SA/Signode Industrial Group US Inc(b)
	6.38%, 05/01/2022		218,250
100,000	Sociedad Quimica y Minera de Chile SA
	5.50%, 04/21/2020		101,752
	Southern Copper Corp
500,000	3.50%, 11/08/2022		486,700
250,000	6.75%, 04/16/2040		258,185
	Steel Dynamics Inc
50,000	5.13%, 10/01/2021		50,100
50,000	5.25%, 04/15/2023		49,625

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Basic Materials — (continued)
$310,000	Valspar Corp
	3.30%, 02/01/2025	$	298,344
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020		1,245,421
250,000	4.55%, 04/15/2026		256,601
50,000	WR Grace & Co-Conn(b)
	5.63%, 10/01/2024		50,625

			13,879,255

Communications — 6.86%
250,000	Acosta Inc(b)
	7.75%, 10/01/2022		251,875
	Alibaba Group Holding Ltd(b)
400,000	2.50%, 11/28/2019		395,634
400,000	3.60%, 11/28/2024		385,691
	Altice SA(b)
200,000	7.75%, 05/15/2022		193,500
200,000	7.63%, 02/15/2025		188,000
200,000	Altice US Finance I Corp(b)
	5.38%, 07/15/2023		195,000
200,000	AMC Networks Inc
	4.75%, 12/15/2022		200,000
	AT&T Inc
600,000	4.80%, 06/15/2044		558,899
475,000	4.75%, 05/15/2046		432,238
125,000	Blue Coat Holdings Inc(b)
	8.38%, 06/01/2023		127,187
575,000	British Sky Broadcasting Group PLC(b)
	3.75%, 09/16/2024		561,347
500,000	CBS Corp
	4.90%, 08/15/2044		461,882
	CCO Holdings LLC / CCO Holdings Capital Corp
25,000	5.25%, 03/15/2021		24,938
100,000	6.63%, 01/31/2022		104,250
150,000	5.13%, 02/15/2023		146,250
50,000	5.38%, 05/01/2025(b)		48,688
50,000	5.88%, 05/01/2027(b)		48,813
	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
75,000	6.38%, 09/15/2020		74,494
150,000	5.13%, 12/15/2021		136,219
250,000	Clear Channel Worldwide Holdings Inc
	6.50%, 11/15/2022		260,312
200,000	Colombia Telecomunicaciones SA ESP(a)(b)(c)
	8.50%, Perpetual		207,500
175,000	CommScope Holding Co Inc(b)(d)
	6.63%, 06/01/2020		181,562
50,000	CommScope Inc(b)
	5.50%, 06/15/2024		48,625
50,000	CommScope Technologies Finance LLC(b)
	6.00%, 06/15/2025		49,813
125,000	Crown Media Holdings Inc
	10.50%, 07/15/2019		132,031

Principal Amount		Fair Value

Communications — (continued)
$50,000	Cumulus Media Holdings Inc
	7.75%, 05/01/2019	$	45,875
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	5.00%, 03/01/2021		541,430
500,000	5.15%, 03/15/2042		470,401
	DISH DBS Corp
175,000	5.88%, 07/15/2022		171,500
75,000	5.88%, 11/15/2024		72,047
100,000	Entercom Radio LLC
	10.50%, 12/01/2019		107,250
2,050,000	Expedia Inc
	5.95%, 08/15/2020		2,284,963
175,000	Expo Event Transco Inc(b)
	9.00%, 06/15/2021		181,125
	Gannett Co Inc
50,000	4.88%, 09/15/2021(b)		49,625
150,000	6.38%, 10/15/2023		156,187
175,000	Gray Television Inc
	7.50%, 10/01/2020		185,500
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025		301,872
130,000	8.50%, 03/11/2032		171,084
200,000	5.00%, 05/13/2045		190,800
500,000	Historic TW Inc
	6.88%, 06/15/2018		570,218
175,000	IAC/InterActiveCorp
	4.75%, 12/15/2022		171,500
125,000	iHeartCommunications Inc
	9.00%, 03/01/2021		113,125
	Intelsat Jackson Holdings SA
75,000	7.50%, 04/01/2021		74,156
150,000	6.63%, 12/15/2022		136,500
225,000	5.50%, 08/01/2023		199,237
150,000	Intelsat Luxembourg SA
	8.13%, 06/01/2023		124,500
1,938,000	Interpublic Group of Cos Inc
	2.25%, 11/15/2017		1,954,235
75,000	Lamar Media Corp
	5.00%, 05/01/2023		74,063
50,000	Level 3 Communications Inc
	5.75%, 12/01/2022		49,625
	Level 3 Financing Inc
150,000	7.00%, 06/01/2020		159,187
100,000	8.63%, 07/15/2020		106,870
50,000	LIN Television Corp(b)
	5.88%, 11/15/2022		50,625
125,000	Nexstar Broadcasting Inc(b)
	6.13%, 02/15/2022		126,875
	Nielsen Finance LLC / Nielsen Finance Co
225,000	4.50%, 10/01/2020		223,875
125,000	5.00%, 04/15/2022(b)		122,500
1,000,000	Omnicom Group Inc
	3.63%, 05/01/2022		1,005,802
	Outfront Media Capital LLC / Outfront Media Capital Corp
50,000	5.25%, 02/15/2022		50,625
50,000	5.63%, 02/15/2024		51,125

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
	Radio One Inc(b)
$100,000	9.25%, 02/15/2020	$	91,000
100,000	7.38%, 04/15/2022		98,000
200,000	Sinclair Television Group Inc(b)
	5.63%, 08/01/2024		195,500
	Sirius XM Radio Inc(b)
250,000	4.63%, 05/15/2023		234,687
75,000	6.00%, 07/15/2024		75,750
75,000	5.38%, 04/15/2025		72,375
200,000	Sprint Capital Corp
	6.88%, 11/15/2028		172,000
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)		108,770
225,000	6.00%, 11/15/2022		205,594
	Sprint Corp
75,000	7.88%, 09/15/2023		73,148
100,000	7.13%, 06/15/2024		92,760
125,000	Syniverse Holdings Inc
	9.13%, 01/15/2019		110,000
	T-Mobile USA Inc
75,000	6.25%, 04/01/2021		76,875
50,000	6.13%, 01/15/2022		51,625
100,000	6.73%, 04/28/2022		104,250
175,000	6.63%, 04/01/2023		181,781
50,000	6.50%, 01/15/2024		51,625
50,000	6.38%, 03/01/2025		51,125
1,500,000	Telefonaktiebolaget LM Ericsson
	4.13%, 05/15/2022		1,553,754
300,000	Telefonica Emisiones SAU
	7.05%, 06/20/2036		368,443
	Time Warner Cable Inc
2,230,000	5.00%, 02/01/2020		2,407,537
750,000	5.50%, 09/01/2041		699,500
1,300,000	Time Warner Inc
	6.25%, 03/29/2041		1,487,576
100,000	Townsquare Media Inc(b)
	6.50%, 04/01/2023		99,000
125,000	Tribune Media Co(b)
	5.88%, 07/15/2022		125,938
100,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(b)
	5.50%, 01/15/2023		101,938
200,000	Unitymedia KabelBW GmbH(b)
	6.13%, 01/15/2025		209,000
	VeriSign Inc
75,000	4.63%, 05/01/2023		72,094
50,000	5.25%, 04/01/2025(b)		49,875
	Verizon Communications Inc
2,300,000	5.15%, 09/15/2023		2,518,134
450,000	4.15%, 03/15/2024		461,885
	Viacom Inc
500,000	2.50%, 09/01/2018		505,209
760,000	3.88%, 04/01/2024		744,152
200,000	Virgin Media Secured Finance PLC(b)
	5.25%, 01/15/2026		193,250
180,000	Walt Disney Co
	3.75%, 06/01/2021		192,466
	WPP Finance 2010
650,000	5.13%, 09/07/2042		648,212

Principal Amount		Fair Value

Communications — (continued)
$500,000	5.63%, 11/15/2043	$	539,614

			30,733,492

Consumer, Cyclical — 4.72%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
75,000	4.63%, 01/15/2022		73,875
250,000	6.00%, 04/01/2022		256,875
1,000,000	Advance Auto Parts Inc
	4.50%, 12/01/2023		1,032,288
175,000	Affinia Group Inc
	7.75%, 05/01/2021		182,875
50,000	Allegion US Holding Co Inc
	5.75%, 10/01/2021		51,625
	American Axle & Manufacturing Inc
125,000	6.25%, 03/15/2021		131,250
50,000	6.63%, 10/15/2022		52,500
125,000	American Builders & Contractors Supply Co Inc(b)
	5.63%, 04/15/2021		127,188
300,000	Aramark Services Inc
	5.75%, 03/15/2020		313,200
525,000	AutoZone Inc
	3.25%, 04/15/2025		506,952
800,000	Bed Bath & Beyond Inc
	5.17%, 08/01/2044		794,204
75,000	Boyd Gaming Corp
	6.88%, 05/15/2023		76,875
1,000,000	Carnival Corp
	3.95%, 10/15/2020		1,049,922
200,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
	5.25%, 03/15/2021		205,500
75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b)
	9.25%, 02/01/2020		58,500
50,000	Churchill Downs Inc
	5.38%, 12/15/2021		51,250
50,000	Cinemark USA Inc
	5.13%, 12/15/2022		49,563
75,000	Family Tree Escrow LLC(b)
	5.75%, 03/01/2023		78,375
	Ferrellgas LP / Ferrellgas Finance Corp
100,000	6.50%, 05/01/2021		99,750
75,000	6.75%, 01/15/2022		75,188
50,000	6.75%, 06/15/2023(b)		50,250
1,225,000	Ford Motor Co
	4.75%, 01/15/2043		1,187,762
500,000	Ford Motor Credit Co LLC
	3.00%, 06/12/2017		511,445
	General Motors Co
75,000	4.00%, 04/01/2025		73,623
400,000	5.20%, 04/01/2045		396,176

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
	General Motors Financial Co Inc
$100,000	4.38%, 09/25/2021	$	103,790
75,000	3.45%, 04/10/2022		73,489
	GLP Capital LP / GLP Financing II Inc
100,000	4.88%, 11/01/2020		101,750
50,000	5.38%, 11/01/2023		51,375
	Harley-Davidson Financial Services Inc(b)
175,000	3.88%, 03/15/2016		178,566
500,000	2.15%, 02/26/2020		495,914
50,000	HD Supply Inc(b)
	5.25%, 12/15/2021		50,688
75,000	Hillman Group Inc(b)
	6.38%, 07/15/2022		70,875
50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp
	5.63%, 10/15/2021		51,935
340,000	Hyundai Capital America(b)
	2.60%, 03/19/2020		340,117
400,000	Hyundai Capital Services Inc(b)
	2.63%, 09/29/2020		398,310
550,000	Ingram Micro Inc
	4.95%, 12/15/2024		562,177
27,000	InRetail Consumer(b)
	5.25%, 10/10/2021		27,776
165,000	Interline Brands Inc(d)
	10.00%, 11/15/2018		172,425
125,000	International Automotive Components Group SA(b)
	9.13%, 06/01/2018		127,500
100,000	JB Poindexter & Co Inc(b)
	9.00%, 04/01/2022		107,000
75,000	Jo-Ann Stores Holdings Inc(b)(d)
	9.75%, 10/15/2019		67,125
	Lear Corp
200,000	4.75%, 01/15/2023		197,000
50,000	5.25%, 01/15/2025		49,125
500,000	Magna International Inc
	3.63%, 06/15/2024		492,424
325,000	Marriott International Inc
	3.00%, 03/01/2019		333,247
	MGM Resorts International
200,000	6.75%, 10/01/2020		212,000
75,000	7.75%, 03/15/2022		82,500
175,000	Michaels Stores Inc(b)
	5.88%, 12/15/2020		183,312
100,000	Mohegan Tribal Gaming Authority
	9.75%, 09/01/2021		104,750
125,000	MPG Holdco I Inc
	7.38%, 10/15/2022		133,125
100,000	Neiman Marcus Group LTD LLC(b)(d)
	8.75%, 10/15/2021		107,375
225,000	New Academy Finance Co LLC / New Academy Finance Corp(b)(d)
	8.00%, 06/15/2018		227,250

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc
	10.50%, 01/15/2020	$	104,750
50,000	Omega US Sub LLC(b)
	8.75%, 07/15/2023		49,875
125,000	Party City Holdings Inc
	8.88%, 08/01/2020		133,437
150,000	Penn National Gaming Inc
	5.88%, 11/01/2021		151,125
100,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018		104,500
75,000	Petco Holdings Inc(b)(d)
	8.50%, 10/15/2017		77,063
	Pinnacle Entertainment Inc
125,000	6.38%, 08/01/2021		132,656
100,000	7.75%, 04/01/2022		109,750
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016		256,103
2,900,000	3.50%, 04/03/2018		3,012,595
	Regal Entertainment Group
50,000	5.75%, 03/15/2022		50,560
50,000	5.75%, 02/01/2025		48,813
100,000	Rite Aid Corp(b)
	6.13%, 04/01/2023		103,000
88,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b)
	9.50%, 06/15/2019		92,510
100,000	RSI Home Products Inc(b)
	6.50%, 03/15/2023		100,750
75,000	Sabre Global Inc(b)
	5.38%, 04/15/2023		73,875
	Sally Holdings LLC / Sally Capital Inc
50,000	6.88%, 11/15/2019		52,250
50,000	5.75%, 06/01/2022		52,125
	Schaeffler Holding Finance BV(b)(d)
200,000	6.88%, 08/15/2018		207,000
200,000	6.75%, 11/15/2022		215,750
225,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b)
	5.88%, 05/15/2021		227,250
15,000	Seminole Tribe of Florida Inc(b)
	7.80%, 10/01/2020		16,013
250,000	Serta Simmons Holdings LLC(b)
	8.13%, 10/01/2020		263,750
175,000	Six Flags Entertainment Corp(b)
	5.25%, 01/15/2021		178,937
1,000,000	Southwest Airlines Co
	2.75%, 11/06/2019		1,014,601
100,000	Springs Industries Inc
	6.25%, 06/01/2021		97,750
125,000	Stackpole International Intermediate / Stackpole International Powder / Stackpole(b)
	7.75%, 10/15/2021		123,125

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$125,000	Station Casinos LLC
	7.50%, 03/01/2021	$	133,750
	Suburban Propane Partners LP/Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021		67,253
100,000	5.50%, 06/01/2024		99,950
50,000	5.75%, 03/01/2025		49,875
150,000	UCI International Inc
	8.63%, 02/15/2019		133,500
125,000	VWR Funding Inc
	7.25%, 09/15/2017		129,219
	Wal-Mart Stores Inc
500,000	3.30%, 04/22/2024		505,896
150,000	5.63%, 04/15/2041		177,027
50,000	Wolverine World Wide Inc
	6.13%, 10/15/2020		53,000
150,000	ZF North America Capital Inc(b)
	4.75%, 04/29/2025		145,219

			21,134,533

Consumer, Non-cyclical — 3.92%
215,000	AbbVie Inc
	3.60%, 05/14/2025		212,505
34,000	Altria Group Inc
	9.25%, 08/06/2019		42,679
125,000	Amsurg Corp
	5.63%, 07/15/2022		126,094
300,000	Bayer US Finance LLC(b)
	3.38%, 10/08/2024		298,420
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024		119,596
125,000	4.69%, 12/15/2044		120,955
	CHS/Community Health Systems Inc
125,000	5.13%, 08/01/2021		127,344
150,000	6.88%, 02/01/2022		158,250
300,000	Coca-Cola Femsa SAB de CV
	4.63%, 02/15/2020		326,676
300,000	Crimson Merger Sub Inc(b)
	6.63%, 05/15/2022		263,250
	DaVita HealthCare Partners Inc
125,000	5.75%, 08/15/2022		132,500
50,000	5.13%, 07/15/2024		49,156
100,000	Dean Foods Co(b)
	6.50%, 03/15/2023		102,000
100,000	DP World Ltd(b)
	6.85%, 07/02/2037		109,200
	Endo Finance LLC(b)
200,000	6.00%, 07/15/2023		204,500
125,000	6.00%, 02/01/2025		127,031
175,000	Envision Healthcare Corp(b)
	5.13%, 07/01/2022		176,313
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017		281,703
700,000	5.25%, 10/01/2020		780,047
125,000	First Quality Finance Co Inc(b)
	4.63%, 05/15/2021		116,875

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$175,000	Garda World Security Corp(b)
	7.25%, 11/15/2021	$	168,000
500,000	Gilead Sciences Inc
	3.70%, 04/01/2024		510,918
200,000	Grifols Worldwide Operations Ltd
	5.25%, 04/01/2022		200,500
	Grupo Bimbo SAB de CV(b)
10,000	4.50%, 01/25/2022		10,480
400,000	4.88%, 06/27/2044		371,272
300,000	HCA Holdings Inc
	6.25%, 02/15/2021		323,250
	HCA Inc
275,000	5.88%, 03/15/2022		299,062
75,000	5.38%, 02/01/2025		76,223
150,000	5.25%, 04/15/2025		156,000
200,000	Hearthside Group Holdings LLC/Hearthside Finance Co(b)
	6.50%, 05/01/2022		191,000
50,000	Hertz Corp
	5.88%, 10/15/2020		50,625
	HJ Heinz Co
200,000	4.25%, 10/15/2020		204,250
75,000	4.88%, 02/15/2025(b)		81,656
270,000	3.95%, 07/15/2025(b)		271,497
165,000	5.20%, 07/15/2045(b)		169,095
	Hologic Inc
125,000	6.25%, 08/01/2020		129,300
50,000	5.25%, 07/15/2022(b)		51,063
125,000	Igloo Holdings Corp(b)(d)
	8.25%, 12/15/2017		125,938
200,000	Interactive Data Corp(b)
	5.88%, 04/15/2019		201,500
200,000	Jaguar Holding Co I(b)(d)
	9.38%, 10/15/2017		204,240
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b)
	9.50%, 12/01/2019		106,500
2,100,000	Kerry Group Financial Services(b)
	3.20%, 04/09/2023		2,028,090
100,000	LifePoint Hospitals Inc
	5.50%, 12/01/2021		103,250
75,000	Mallinckrodt International Finance SA
	4.75%, 04/15/2023		69,984
50,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(b)
	5.50%, 04/15/2025		48,500
1,100,000	Mondelez International Inc
	4.00%, 02/01/2024		1,139,296
200,000	MPH Acquisition Holdings LLC(b)
	6.63%, 04/01/2022		204,250
125,000	Multi-Color Corp(b)
	6.13%, 12/01/2022		127,813
125,000	Mustang Merger Corp(b)
	8.50%, 08/15/2021		126,875
50,000	Omnicare Inc
	4.75%, 12/01/2022		53,000
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
	4.88%, 05/01/2021		246,250

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$175,000	Prestige Brands Inc(b)
	5.38%, 12/15/2021	$	175,000
50,000	Quintiles Transnational Corp(b)
	4.88%, 05/15/2023		50,250
	ServiceMaster Co
111,000	7.00%, 08/15/2020		117,244
75,000	7.45%, 08/15/2027		75,750
175,000	Smithfield Foods Inc(b)
	5.88%, 08/01/2021		180,688
	Spectrum Brands Inc
100,000	6.75%, 03/15/2020		105,300
50,000	6.13%, 12/15/2024(b)		52,375
75,000	5.75%, 07/15/2025(b)		76,125
125,000	Sterigenics-Nordion Holdings LLC(b)
	6.50%, 05/15/2023		126,875
100,000	Surgical Care Affiliates Inc(b)
	6.00%, 04/01/2023		100,000
430,000	Sysco Corp
	3.50%, 10/02/2024		434,300
75,000	Teleflex Inc
	5.25%, 06/15/2024		75,953
	Tenet Healthcare Corp
125,000	4.50%, 04/01/2021		123,750
100,000	4.38%, 10/01/2021		97,750
200,000	8.13%, 04/01/2022		218,700
50,000	6.75%, 06/15/2023(b)		51,000
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018		51,100
175,000	9.63%, 06/15/2018(d)		175,490
50,000	TreeHouse Foods Inc
	4.88%, 03/15/2022		50,375
100,000	Truven Health Analytics Inc
	10.63%, 06/01/2020		104,750
	Tyson Foods Inc
500,000	4.50%, 06/15/2022		531,119
250,000	5.15%, 08/15/2044		257,073
	United Rentals North America Inc
75,000	4.63%, 07/15/2023		73,545
200,000	5.50%, 07/15/2025		193,250
125,000	United Surgical Partners International Inc
	9.00%, 04/01/2020		133,438
400,000	UnitedHealth Group Inc
	6.00%, 02/15/2018		444,714
275,000	US Foods Inc
	8.50%, 06/30/2019		286,687
	Valeant Pharmaceuticals International Inc(b)
250,000	7.50%, 07/15/2021		269,062
50,000	5.50%, 03/01/2023		50,500
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022		152,735
225,000	5.50%, 06/15/2045		221,287
	VRX Escrow Corp(b)
150,000	5.88%, 05/15/2023		153,750
125,000	6.13%, 04/15/2025		128,594

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$325,000	Zimmer Holdings Inc
	3.55%, 04/01/2025	$	314,011

			17,577,311

Diversified — 0.46%
200,000	Alfa SAB de CV
	6.88%, 03/25/2044		204,440
200,000	Argos Merger Sub Inc(b)
	7.13%, 03/15/2023		209,500
175,000	DH Services Luxembourg S.a.r.l.(b)
	7.75%, 12/15/2020		181,562
250,000	Hutchison Whampoa International 09 Ltd(b)
	7.63%, 04/09/2019		295,609
750,000	Hutchison Whampoa International 11 Ltd(b)
	3.50%, 01/13/2017		772,950
100,000	Hutchison Whampoa International 12 Ltd(a)(c)
	6.00%, Perpetual		106,154
200,000	KazAgro National Management Holding JSC(b)
	4.63%, 05/24/2023		176,000
95,000	MUFG Americas Holdings Corp
	3.00%, 02/10/2025		89,144
25,000	Nielsen Co Luxembourg S.a.r.l.(b)
	5.50%, 10/01/2021		25,250

			2,060,609

Energy — 7.13%
1,100,000	Anadarko Petroleum Corp
	3.45%, 07/15/2024		1,083,915
	Antero Resources Finance Corp
200,000	5.38%, 11/01/2021		192,000
50,000	5.63%, 06/01/2023(b)		48,313
125,000	Approach Resources Inc
	7.00%, 06/15/2021		112,500
75,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp
	5.88%, 08/01/2023		76,547
75,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b)
	6.13%, 11/15/2022		77,250
2,000,000	BP Capital Markets PLC
	2.75%, 05/10/2023		1,912,900
	California Resources Corp
50,000	5.50%, 09/15/2021		43,510
125,000	6.00%, 11/15/2024		107,500
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025		247,015
200,000	5.85%, 02/01/2035		211,445
	Carrizo Oil & Gas Inc
150,000	7.50%, 09/15/2020		157,875
50,000	6.25%, 04/15/2023		50,125
75,000	CGG SA
	6.88%, 01/15/2022		62,250
200,000	Chesapeake Energy Corp
	6.88%, 11/15/2020		195,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
$200,000	CNOOC Finance 2013 Ltd
	4.25%, 05/09/2043	$	188,063
500,000	CNPC HK Overseas Capital Ltd(b)
	5.95%, 04/28/2041		582,614
350,000	Columbia Pipeline Group Inc(b)
	5.80%, 06/01/2045		344,911
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
150,000	6.00%, 12/15/2020		155,250
50,000	6.25%, 04/01/2023(b)		52,000
50,000	CrownRock LP / CrownRock Finance Inc(b)
	7.75%, 02/15/2023		53,250
75,000	CVR Refining LLC / Coffeyville Finance Inc
	6.50%, 11/01/2022		75,000
	Enbridge Energy Partners LP
2,650,000	4.20%, 09/15/2021		2,717,713
690,000	5.50%, 09/15/2040		655,405
155,000	Enbridge Inc
	5.60%, 04/01/2017		164,896
300,000	Energy Transfer Equity LP
	5.88%, 01/15/2024		311,100
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024		1,016,999
250,000	5.15%, 03/15/2045		220,888
50,000	Energy XXI Gulf Coast Inc
	6.88%, 03/15/2024		16,000
	Enterprise Products Operating LLC
1,000,000	3.90%, 02/15/2024		1,004,153
395,000	3.75%, 02/15/2025		387,128
	EP Energy LLC / Everest Acquisition Finance Inc
75,000	9.38%, 05/01/2020		80,152
50,000	7.75%, 09/01/2022		52,500
50,000	6.38%, 06/15/2023(b)		50,125
750,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020		832,144
75,000	FTS International Inc
	6.25%, 05/01/2022		55,125
100,000	Gazprom OAO Via Gaz Capital SA
	6.51%, 03/07/2022		100,150
	Gulfport Energy Corp
125,000	7.75%, 11/01/2020		130,937
50,000	6.63%, 05/01/2023(b)		50,625
50,000	Halcon Resources Corp(b)
	8.63%, 02/01/2020		49,375
1,250,000	Hess Corp
	7.13%, 03/15/2033		1,434,064
150,000	Hiland Partners LP / Hiland Partners Finance Corp(b)
	5.50%, 05/15/2022		156,000
50,000	Holly Energy Partners LP / Holly Energy Finance Corp
	6.50%, 03/01/2020		49,875
	Husky Energy Inc
150,000	6.15%, 06/15/2019		166,321
925,000	3.95%, 04/15/2022		927,555

Principal Amount		Fair Value

Energy — (continued)
	Kinder Morgan Energy Partners LP
$500,000	5.80%, 03/01/2021	$	553,664
1,000,000	5.00%, 03/01/2043		872,617
50,000	Kinder Morgan Inc(b)
	5.63%, 11/15/2023		53,187
	Laredo Petroleum Inc
50,000	5.63%, 01/15/2022		49,500
50,000	6.25%, 03/15/2023		50,875
150,000	Legacy Reserves LP / Legacy Reserves Finance Corp
	6.63%, 12/01/2021		121,500
150,000	Linn Energy LLC / Linn Energy Finance Corp
	6.50%, 05/15/2019		121,125
500,000	Marathon Oil Corp
	3.85%, 06/01/2025		490,043
700,000	Marathon Petroleum Corp
	5.13%, 03/01/2021		768,732
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
25,000	4.50%, 07/15/2023		24,500
75,000	4.88%, 12/01/2024		73,312
75,000	4.88%, 06/01/2025		73,313
	Nabors Industries Inc
685,000	5.00%, 09/15/2020		713,160
1,200,000	5.10%, 09/15/2023		1,191,869
150,000	Northern Oil & Gas Inc
	8.00%, 06/01/2020		136,500
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021		49,750
50,000	6.88%, 03/15/2022		50,750
50,000	6.88%, 01/15/2023		49,375
400,000	Petro-Canada
	6.80%, 05/15/2038		504,847
	Petrobras Global Finance BV
50,000	7.88%, 03/15/2019		53,111
100,000	5.75%, 01/20/2020		99,084
200,000	4.38%, 05/20/2023		174,242
1,000,000	Petrobras International Finance Co
	5.38%, 01/27/2021		961,800
	Petroleos Mexicanos
50,000	3.50%, 07/18/2018		51,535
1,125,000	4.88%, 01/18/2024		1,153,125
100,000	4.50%, 01/23/2026(b)		97,740
50,000	6.63%, 06/15/2038		52,750
500,000	6.50%, 06/02/2041		520,000
100,000	6.38%, 01/23/2045		102,625
	Phillips 66
285,000	4.30%, 04/01/2022		299,098
150,000	4.88%, 11/15/2044		143,270
200,000	PTT Exploration & Production PCL(a)(c)
	4.88%, Perpetual		200,500
198,000	Range Resources Corp(b)
	4.88%, 05/15/2025		192,337
	Regency Energy Partners LP / Regency Energy Finance Corp
50,000	5.88%, 03/01/2022		53,226
50,000	5.00%, 10/01/2022		50,790

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
	Rice Energy Inc
$100,000	6.25%, 05/01/2022	$	99,250
50,000	7.25%, 05/01/2023(b)		51,250
	Rose Rock Midstream LP / Rose Rock Finance Corp
125,000	5.63%, 07/15/2022		122,187
50,000	5.63%, 11/15/2023(b)		48,375
100,000	RSP Permian Inc(b)
	6.63%, 10/01/2022		102,250
	Sabine Pass Liquefaction LLC
275,000	5.63%, 02/01/2021		280,500
100,000	5.63%, 03/01/2025(b)		99,000
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021		21,875
100,000	8.13%, 10/15/2022		42,750
	SM Energy Co
50,000	5.00%, 01/15/2024		47,375
50,000	5.63%, 06/01/2025		49,490
200,000	Southeast Supply Header LLC(b)
	4.25%, 06/15/2024		197,340
150,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp
	5.50%, 08/15/2022		143,250
50,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(b)
	5.00%, 01/15/2018		51,125
75,000	TerraForm Power Operating LLC(b)
	5.88%, 02/01/2023		76,125
100,000	Tesoro Corp
	5.13%, 04/01/2024		100,500
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
38,000	5.88%, 10/01/2020		39,045
100,000	6.13%, 10/15/2021		104,250
50,000	6.25%, 10/15/2022(b)		51,750
200,000	Tupras Turkiye Petrol Rafinerileri AS
	4.13%, 05/02/2018		200,750
	Valero Energy Corp
150,000	9.38%, 03/15/2019		184,603
900,000	7.50%, 04/15/2032		1,095,066
75,000	W&T Offshore Inc
	8.50%, 06/15/2019		52,031
900,000	Weatherford International Ltd
	4.50%, 04/15/2022		845,159
75,000	Western Refining Logistics LP / WNRL Finance Corp(b)
	7.50%, 02/15/2023		77,250
100,000	Whiting Petroleum Corp(b)
	6.25%, 04/01/2023		99,250
	Williams Partners LP
300,000	5.25%, 03/15/2020		326,081
565,000	4.90%, 01/15/2045		484,793
50,000	Williams Partners LP/ACMP Finance Corp
	4.88%, 03/15/2024		49,125

			31,954,110

Principal Amount		Fair Value

Financial — 17.25%
	ACE INA Holdings Inc
$10,000	5.70%, 02/15/2017	$	10,730
365,000	3.35%, 05/15/2024		365,505
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
150,000	4.50%, 05/15/2021(b)		150,750
150,000	4.63%, 07/01/2022		150,375
	Aflac Inc
265,000	2.65%, 02/15/2017		271,241
600,000	3.63%, 06/15/2023		606,337
	Alexandria Real Estate Equities Inc
600,000	4.60%, 04/01/2022		632,061
1,500,000	3.90%, 06/15/2023		1,493,740
	Ally Financial Inc
75,000	5.50%, 02/15/2017		78,188
125,000	6.25%, 12/01/2017		133,438
100,000	4.13%, 02/13/2022		96,000
50,000	4.63%, 05/19/2022		49,375
100,000	4.63%, 03/30/2025		95,250
	American International Group Inc
1,000,000	4.13%, 02/15/2024		1,037,674
875,000	4.50%, 07/16/2044		832,339
	American Tower Corp
2,250,000	4.50%, 01/15/2018		2,380,918
1,120,000	3.40%, 02/15/2019		1,146,116
	Associated Banc-Corp
80,000	5.13%, 03/28/2016		82,397
350,000	4.25%, 01/15/2025		344,835
	Bank of America Corp
1,500,000	7.63%, 06/01/2019		1,780,015
2,400,000	5.00%, 05/13/2021		2,634,641
200,000	Bank of China Ltd
	5.00%, 11/13/2024		204,769
1,000,000	Bank of New York Mellon Corp
	3.25%, 09/11/2024		999,066
400,000	BB&T Corp
	2.25%, 02/01/2019		401,852
500,000	Branch Banking & Trust Co
	3.80%, 10/30/2026		504,941
300,000	Capital One Financial Corp
	2.45%, 04/24/2019		300,031
350,000	Capital One NA
	2.95%, 07/23/2021		344,996
200,000	China Overseas Finance Cayman V Ltd
	3.95%, 11/15/2022		194,859
210,000	Chubb Corp
	5.75%, 05/15/2018		234,463
	CIT Group Inc
275,000	5.25%, 03/15/2018		284,281
25,000	6.63%, 04/01/2018(b)		26,531
100,000	5.00%, 08/01/2023		98,500
2,375,000	Citigroup Inc
	4.05%, 07/30/2022		2,431,950
325,000	City National Corp
	5.25%, 09/15/2020		367,736
500,000	CNA Financial Corp
	5.88%, 08/15/2020		569,619
400,000	Comerica Inc
	3.80%, 07/22/2026		388,644

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
	Compass Bank
$500,000	2.75%, 09/29/2019	$	498,764
400,000	3.88%, 04/10/2025		376,582
2,750,000	Discover Bank
	2.00%, 02/21/2018		2,743,271
250,000	Discover Financial Services
	3.85%, 11/21/2022		248,224
50,000	ESH Hospitality Inc(b)
	5.25%, 05/01/2025		48,625
	Fifth Third Bancorp
250,000	3.63%, 01/25/2016		253,685
780,000	2.30%, 03/01/2019		780,748
200,000	FMR LLC(b)
	7.57%, 06/15/2029		264,758
200,000	Franshion Brilliant Ltd
	5.75%, 03/19/2019		212,232
	General Electric Capital Corp
500,000	5.50%, 01/08/2020		566,810
3,000,000	3.10%, 01/09/2023		2,991,732
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b)
	3.80%, 06/18/2019		528,728
200,000	Global Bank Corp(b)
	5.13%, 10/30/2019		203,100
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018		16,678
1,000,000	2.63%, 01/31/2019		1,012,376
750,000	5.38%, 03/15/2020		835,140
1,250,000	5.25%, 07/27/2021		1,388,147
500,000	3.50%, 01/23/2025		484,897
1,325,000	Hartford Financial Services Group Inc
	5.13%, 04/15/2022		1,469,461
	Health Care REIT Inc
375,000	4.13%, 04/01/2019		396,929
510,000	4.00%, 06/01/2025		503,351
1,325,000	Healthcare Trust of America Holdings LP
	3.70%, 04/15/2023		1,279,546
100,000	Horace Mann Educators Corp
	6.85%, 04/15/2016		104,373
470,000	Host Hotels & Resorts LP
	4.00%, 06/15/2025		466,508
290,000	HSBC Holdings PLC
	5.10%, 04/05/2021		323,268
1,400,000	HSBC USA Inc
	3.50%, 06/23/2024		1,408,952
100,000	Hub Holdings LLC / Hub Holdings Finance Inc(b)(d)
	8.13%, 07/15/2019		99,500
200,000	HUB International Ltd(b)
	7.88%, 10/01/2021		204,000
1,020,000	Huntington National Bank
	2.20%, 04/01/2019		1,013,932
200,000	Industrial & Commercial Bank of China Ltd(a)(c)
	6.00%, Perpetual		206,860
200,000	International Lease Finance Corp
	6.25%, 05/15/2019		216,250

Principal Amount		Fair Value

Financial — (continued)
$100,000	Iron Mountain Inc
	5.75%, 08/15/2024	$	100,063
50,000	Janus Capital Group Inc
	6.70%, 06/15/2017		54,414
	Jefferies Group LLC
1,900,000	6.88%, 04/15/2021		2,174,768
550,000	5.13%, 01/20/2023		567,803
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019		1,003,853
550,000	4.50%, 01/24/2022		589,420
2,195,000	3.38%, 05/01/2023		2,131,387
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021		256,446
850,000	4.95%, 05/01/2022		913,757
600,000	4.25%, 06/15/2023		617,043
390,000	Liberty Property LP
	3.75%, 04/01/2025		377,543
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019		2,452,094
225,000	4.20%, 03/15/2022		236,102
200,000	MAF Global Securities Ltd(a)(c)
	7.13%, Perpetual		215,032
1,000,000	Manufacturers & Traders Trust Co
	2.25%, 07/25/2019		1,001,450
	Massachusetts Mutual Life Insurance Co(b)
1,000,000	5.38%, 12/01/2041		1,088,125
350,000	4.50%, 04/15/2065		310,821
1,450,000	MassMutual Global Funding II(b)
	3.60%, 04/09/2024		1,479,867
	MetLife Inc
500,000	6.82%, 08/15/2018		575,473
750,000	4.05%, 03/01/2045		688,868
1,100,000	Mid-America Apartments LP
	3.75%, 06/15/2024		1,086,687
	Morgan Stanley
320,000	3.80%, 04/29/2016		327,045
2,000,000	4.10%, 05/22/2023		2,003,738
1,500,000	5.00%, 11/24/2025		1,570,288
500,000	National Rural Utilities Cooperative Finance Corp
	10.38%, 11/01/2018		636,299
1,150,000	Nationwide Mutual Insurance Co(b)
	9.38%, 08/15/2039		1,721,231
800,000	New York Life Insurance Co(b)
	6.75%, 11/15/2039		1,049,870
1,000,000	Northwestern Mutual Life Insurance Co(b)
	6.06%, 03/30/2040		1,195,785
50,000	Onex York Acquisition Corp(b)
	8.50%, 10/01/2022		44,063
165,000	PNC Funding Corp
	5.63%, 02/01/2017		175,349
100,000	Power Sector Assets & Liabilities Management Corp
	7.39%, 12/02/2024		130,880
135,000	Principal Life Global Funding II(b)
	2.20%, 04/08/2020		133,331
1,300,000	Prologis LP
	3.35%, 02/01/2021		1,327,920

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
$700,000	Prudential Financial Inc
	4.60%, 05/15/2044	$	676,792
150,000	Quicken Loans Inc(b)
	5.75%, 05/01/2025		143,625
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016		204,999
244,000	5.63%, 04/01/2024		271,426
50,000	RHP Hotel Properties LP/RHP Finance Corp(b)
	5.00%, 04/15/2023		49,000
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
	5.10%, 07/25/2018		191,000
100,000	Simon Property Group LP
	6.13%, 05/30/2018		112,359
550,000	State Street Corp
	3.30%, 12/16/2024		549,042
300,000	Stifel Financial Corp
	4.25%, 07/18/2024		296,419
100,000	SUAM Finance BV
	4.88%, 04/17/2024		100,750
425,000	SunTrust Banks Inc
	2.50%, 05/01/2019		427,391
950,000	TD Ameritrade Holding Corp
	3.63%, 04/01/2025		964,770
440,000	TIAA Asset Management Finance Co LLC(b)
	4.13%, 11/01/2024		443,150
500,000	UDR Inc
	4.63%, 01/10/2022		534,054
	Union Bank NA
250,000	2.63%, 09/26/2018		254,034
250,000	2.25%, 05/06/2019		250,208
200,000	Vnesheconombank Via VEB Finance PLC(b)
	5.38%, 02/13/2017		201,232
500,000	WP Carey Inc
	4.60%, 04/01/2024		502,032

			77,280,688

Industrial — 3.85%
125,000	Accudyne Industries Borrower/Accudyne Industries LLC(b)
	7.75%, 12/15/2020		115,625
125,000	Air Medical Merger Sub Corp(b)
	6.38%, 05/15/2023		117,500
125,000	Anixter Inc
	5.63%, 05/01/2019		132,812
150,000	Ardagh Packaging Finance PLC(b)
	9.13%, 10/15/2020		158,250
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a)(b)
	3.29%, 12/15/2019		194,500
50,000	ATS Automation Tooling Systems Inc(b)
	6.50%, 06/15/2023		51,063
	Ball Corp
100,000	5.00%, 03/15/2022		100,250

Principal Amount		Fair Value

Industrial — (continued)
$125,000	4.00%, 11/15/2023	$	115,937
200,000	Belden Inc(b)
	5.50%, 09/01/2022		198,500
300,000	Berry Plastics Corp
	5.50%, 05/15/2022		301,125
50,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc(b)
	6.00%, 06/15/2017		50,000
1,000,000	Burlington Northern Santa Fe LLC
	5.75%, 05/01/2040		1,147,441
200,000	BWAY Holding Co(b)
	9.13%, 08/15/2021		206,000
150,000	Cleaver-Brooks Inc(b)
	8.75%, 12/15/2019		147,750
800,000	Corning Inc
	4.75%, 03/15/2042		819,107
75,000	CPG Merger Sub LLC(b)
	8.00%, 10/01/2021		77,513
125,000	Crown Americas LLC / Crown Americas Capital Corp IV
	4.50%, 01/15/2023		118,047
320,000	Dover Corp
	5.45%, 03/15/2018		354,823
	Embraer Overseas Ltd
1,407,000	5.70%, 09/16/2023(b)		1,479,109
50,000	5.70%, 09/16/2023		52,563
50,000	EnerSys(b)
	5.00%, 04/30/2023		49,453
100,000	FGI Operating Co LLC / FGI Finance Inc
	7.88%, 05/01/2020		76,500
135,000	Flextronics International Ltd(b)
	4.75%, 06/15/2025		133,947
150,000	Gardner Denver Inc(b)
	6.88%, 08/15/2021		136,687
175,000	Gates Global LLC / Gates Global Co(b)
	6.00%, 07/15/2022		158,375
75,000	Greif Inc
	7.75%, 08/01/2019		83,437
800,000	Harsco Corp
	5.75%, 05/15/2018		824,000
120,000	Hubbell Inc
	5.95%, 06/01/2018		134,309
125,000	Jurassic Holdings III Inc(b)
	6.88%, 02/15/2021		97,500
500,000	Kansas City Southern de Mexico SA de CV
	3.00%, 05/15/2023		480,226
800,000	Keysight Technologies Inc(b)
	4.55%, 10/30/2024		772,155
100,000	KLX Inc(b)
	5.88%, 12/01/2022		100,989
480,000	Lockheed Martin Corp
	3.80%, 03/01/2045		427,901
1,000,000	Masco Corp
	7.13%, 03/15/2020		1,160,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
$50,000	Masonite International Corp(b)
	5.63%, 03/15/2023	$	50,813
50,000	Milacron LLC / Mcron Finance Corp(b)
	7.75%, 02/15/2021		51,500
360,000	Molex Electronic Technologies LLC(b)
	3.90%, 04/15/2025		348,823
100,000	NCI Building Systems Inc(b)
	8.25%, 01/15/2023		106,500
150,000	Nortek Inc
	8.50%, 04/15/2021		160,125
50,000	Owens-Brockway Glass Container Inc(b)
	5.38%, 01/15/2025		48,875
460,000	Packaging Corp of America
	3.65%, 09/15/2024		450,769
50,000	Pactiv LLC
	7.95%, 12/15/2025		49,500
650,000	Penske Truck Leasing Co LP / PTL Finance Corp(b)
	2.50%, 06/15/2019		643,798
350,000	Pentair PLC
	5.00%, 05/15/2021		382,845
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
200,000	5.75%, 10/15/2020		205,000
75,000	8.25%, 02/15/2021		77,813
1,000,000	Ryder System Inc
	2.45%, 11/15/2018		1,005,459
	Sealed Air Corp(b)
75,000	6.50%, 12/01/2020		82,688
50,000	5.25%, 04/01/2023		50,313
75,000	5.13%, 12/01/2024		73,969
50,000	5.50%, 09/15/2025		50,375
250,000	Textron Financial Corp(a)(b)
	6.00%, 02/15/2067		207,500
	Textron Inc
300,000	4.30%, 03/01/2024		311,545
155,000	3.88%, 03/01/2025		152,583
235,000	Thermo Fisher Scientific Inc
	3.30%, 02/15/2022		232,223
	TransDigm Inc
200,000	5.50%, 10/15/2020		198,750
75,000	6.50%, 07/15/2024		74,063
125,000	Unifrax I LLC / Unifrax Holding Co(b)
	7.50%, 02/15/2019		125,625
300,000	Union Pacific Corp
	3.75%, 03/15/2024		315,490
	USG Corp(b)
50,000	5.88%, 11/01/2021		52,625
50,000	5.50%, 03/01/2025		49,813
	Valmont Industries Inc
51,000	6.63%, 04/20/2020		58,853
800,000	5.25%, 10/01/2054		717,073
175,000	WESCO Distribution Inc
	5.38%, 12/15/2021		176,750

Principal Amount		Fair Value

Industrial — (continued)
$50,000	Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp(b)
	9.75%, 06/15/2019	$	53,250
125,000	Zebra Technologies Corp(b)
	7.25%, 10/15/2022		135,312

			17,274,014

Technology — 1.55%
425,000	Adobe Systems Inc
	3.25%, 02/01/2025		410,315
150,000	Advanced Micro Devices Inc
	7.00%, 07/01/2024		126,750
500,000	Apple Inc
	3.45%, 02/09/2045		423,762
150,000	Audatex North America Inc(b)
	6.00%, 06/15/2021		154,125
110,000	Autodesk Inc
	4.38%, 06/15/2025		110,288
75,000	Blackboard Inc(b)
	7.75%, 11/15/2019		70,500
100,000	BMC Software Finance Inc(b)
	8.13%, 07/15/2021		81,000
2,000,000	BMC Software Inc
	7.25%, 06/01/2018		1,845,000
150,000	Boxer Parent Co Inc(b)(d)
	9.00%, 10/15/2019		106,500
	CDW LLC / CDW Finance Corp
50,000	6.00%, 08/15/2022		51,625
75,000	5.00%, 09/01/2023		73,688
100,000	5.50%, 12/01/2024		99,000
125,000	Compiler Finance Sub Inc(b)
	7.00%, 05/01/2021		95,000
75,000	Emdeon Inc
	11.00%, 12/31/2019		81,375
150,000	Entegris Inc(b)
	6.00%, 04/01/2022		154,125
805,000	Fidelity National Information Services Inc
	3.88%, 06/05/2024		794,438
400,000	First Data Corp(b)
	8.75%, 01/15/2022		425,250
50,000	IHS Inc(b)
	5.00%, 11/01/2022		49,688
200,000	Infor Software Parent LLC / Infor Software Parent Inc(b)(d)
	7.13%, 05/01/2021		200,500
225,000	Infor US Inc(b)
	6.50%, 05/15/2022		228,937
100,000	Italics Merger Sub Inc(b)
	7.13%, 07/15/2023		98,750
	Micron Technology Inc(b)
75,000	5.25%, 08/01/2023		71,906
50,000	5.25%, 01/15/2024		47,219
50,000	MSCI Inc(b)
	5.25%, 11/15/2024		50,625
200,000	NCR Corp
	4.63%, 02/15/2021		200,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Technology — (continued)
$175,000	Nuance Communications Inc(b)
	5.38%, 08/15/2020	$	175,875
100,000	Open Text Corp(b)
	5.63%, 01/15/2023		99,000
	Sensata Technologies BV(b)
50,000	5.63%, 11/01/2024		51,750
75,000	5.00%, 10/01/2025		73,031
225,000	Southern Graphics Inc(b)
	8.38%, 10/15/2020		230,625
50,000	SS&C Technologies Holdings Inc(b)
	5.88%, 07/15/2023		50,500
	SunGard Data Systems Inc
75,000	6.63%, 11/01/2019		77,438
150,000	7.63%, 11/15/2020		156,750

			6,965,835

Utilities — 3.56%
450,000	Appalachian Power Co
	3.40%, 06/01/2025		443,593
820,000	Atmos Energy Corp
	4.13%, 10/15/2044		783,245
550,000	Berkshire Hathaway Energy Co
	5.95%, 05/15/2037		636,365
	Calpine Corp
50,000	5.88%, 01/15/2024(b)		52,875
150,000	5.75%, 01/15/2025		145,875
1,300,000	Commonwealth Edison Co
	5.80%, 03/15/2018		1,446,314
400,000	Consolidated Edison Co of New York Inc
	4.63%, 12/01/2054		389,485
	Electricite de France(b)
500,000	5.63%,Perpetual (a)(c)		508,500
1,225,000	5.60%, 01/27/2040		1,389,734
1,000,000	Enel Finance International NV(b)
	6.00%, 10/07/2039		1,110,426
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022		972,416
250,000	5.75%, 10/01/2041		259,462
1,916	FPL Energy National Wind Portfolio LLC(b)(e)
	6.13%, 03/25/2019		1,916
90,000	Great Plains Energy Inc
	4.85%, 06/01/2021		98,689
515,000	Gulf Power Co
	4.55%, 10/01/2044		521,933
1,775,000	National Fuel Gas Co
	3.75%, 03/01/2023		1,645,789
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019		559,397
400,000	2.70%, 09/15/2019		402,686
200,000	Northern States Power Co
	5.25%, 03/01/2018		218,715
175,000	NRG Energy Inc
	6.25%, 05/01/2024		173,688
100,000	Pennsylvania Electric Co(b)
	4.15%, 04/15/2025		99,744

Principal Amount		Fair Value

Utilities — (continued)
	PPL Capital Funding Inc
$410,000	4.20%, 06/15/2022	$	431,339
500,000	4.70%, 06/01/2043		499,716
250,000	PPL WEM Holdings Ltd(b)
	5.38%, 05/01/2021		276,541
1,475,000	PSEG Power LLC
	4.30%, 11/15/2023		1,523,812
	Sempra Energy
250,000	9.80%, 02/15/2019		313,994
300,000	3.55%, 06/15/2024		299,734
250,000	TECO Finance Inc
	5.15%, 03/15/2020		278,659
450,000	WEC Energy Group Inc
	3.55%, 06/15/2025		448,814

			15,933,456

TOTAL CORPORATE BONDS AND NOTES — 52.40% (Cost $234,237,898)		$	234,793,303

FOREIGN GOVERNMENT BONDS AND NOTES
	Argentine Republic Government International Bond(f)
252,367	8.28%, 12/31/2033		238,066
	Brazilian Government International Bond
200,000	2.63%, 01/05/2023		177,500
100,000	8.25%, 01/20/2034		124,250
	Colombia Government International Bond
200,000	4.38%, 07/12/2021		209,200
200,000	5.00%, 06/15/2045		185,000
500,000	Corp Andina de Fomento
	4.38%, 06/15/2022		540,583
200,000	Croatia Government International Bond
	6.00%, 01/26/2024		211,450
150,000	Dominican Republic International Bond(b)
	5.88%, 04/18/2024		155,625
200,000	Emirate of Dubai Government International Bonds
	5.25%, 01/30/2043		178,316
	Hungary Government International Bond
70,000	4.13%, 02/19/2018		72,853
70,000	6.25%, 01/29/2020		78,400
70,000	6.38%, 03/29/2021		79,415
	Indonesia Government International Bond
250,000	5.88%, 03/13/2020		278,125
300,000	3.38%, 04/15/2023(b)		282,750
200,000	Industrial Bank of Korea(b)
	2.00%, 04/23/2020		196,959
200,000	Kenya Government International Bond(b)
	6.88%, 06/24/2024		202,916

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
	Mexico Government International Bond
$342,000	3.60%, 01/30/2025	$	337,212
1,600,000	4.75%, 03/08/2044		1,520,000
150,000	Poland Government International Bond
	6.38%, 07/15/2019		173,325
100,000	Provincia de Buenos Aires/Argentina
	10.88%, 01/26/2021		100,500
100,000	Republic of Ghana
	8.50%, 10/04/2017		103,050
250,000	Republic of Iraq
	5.80%, 01/15/2028		202,150
50,000	Romanian Government International Bond
	4.38%, 08/22/2023		51,245
200,000	Russian Foreign Eurobond
	4.88%, 09/16/2023		197,800
	Venezuela Government International Bond
100,000	7.65%, 04/21/2025		36,500
300,000	7.00%, 03/31/2038		105,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.35% (Cost $6,224,496)		$	6,038,190

MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 23.90%
	Federal Home Loan Mortgage Corp
59,280	5.50%, 02/01/2018		61,910
44,085	4.00%, 12/01/2020		46,196
15,042	4.50%, 04/01/2021		15,783
36,043	6.00%, 05/01/2021		38,220
23,248	4.50%, 07/01/2021		24,221
24,861	5.00%, 03/01/2022		26,825
2,318,995	3.50%, 12/01/2029		2,448,965
19,465	6.00%, 11/01/2033		22,228
22,390	6.00%, 04/01/2035		25,346
71,564	4.50%, 05/01/2035		77,662
237,336	5.50%, 08/01/2035		266,871
107,153	4.50%, 11/01/2035		116,187
20,479	6.50%, 02/01/2036		23,454
44,727	4.50%, 03/01/2036		48,507
39,825	6.00%, 03/01/2036		45,514
16,889	5.50%, 06/01/2036		18,896
121,275	5.50%, 08/01/2036		135,798
11,227	6.00%, 08/01/2037		12,705
62,204	7.00%, 08/01/2037		70,971
232,182	5.00%, 04/01/2038		255,312
676,924	5.50%, 05/01/2038		757,349
386,468	4.50%, 03/01/2039		417,362
1,110,138	4.50%, 05/01/2039		1,197,995
335,736	4.00%, 09/01/2040		356,138
1,029,452	5.00%, 09/01/2040		1,132,211
421,416	3.50%, 12/01/2040		434,244
1,742,376	4.00%, 12/01/2040		1,843,930
2,047,137	5.00%, 02/01/2041		2,262,500

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$2,607,404	3.50%, 12/01/2041	$	2,688,760
930,747	3.00%, 07/01/2043		926,999
163,150	4.00%, 09/01/2043		172,602
1,399,608	3.00%, 11/01/2043		1,394,305
13,436,791	4.00%, 01/01/2044		14,210,777
7,417,260	4.00%, 03/01/2044		7,845,245
2,977,901	4.50%, 04/01/2044		3,216,786
4,828,942	3.50%, 05/01/2044		4,973,376
2,573,358	4.50%, 12/01/2044		2,783,827
	Federal National Mortgage Association
40,058	5.00%, 02/01/2018		41,933
82,070	4.50%, 06/01/2018		85,480
2,045,479	3.50%, 01/01/2031		2,134,501
31,301	4.50%, 08/01/2035		34,060
66,872	6.00%, 02/01/2036		75,850
182,403	5.50%, 03/01/2036		204,685
173,570	6.50%, 06/01/2036		199,330
432,086	6.00%, 02/01/2037		490,000
195,630	6.00%, 03/01/2037		222,645
1,620	6.50%, 04/01/2037		1,886
102,774	6.00%, 08/01/2037		116,832
72,125	6.50%, 08/01/2037		82,830
1,948,387	4.50%, 07/01/2039		2,110,443
2,022,163	4.00%, 02/01/2041		2,156,064
13,630,102	4.50%, 02/01/2041		14,770,750
1,610,656	4.50%, 07/01/2041		1,744,672
1,108,107	4.00%, 10/01/2041		1,179,272
2,291,747	3.50%, 12/01/2041		2,369,327
3,280,147	4.00%, 12/01/2041		3,485,252
2,743,374	3.50%, 07/01/2042		2,836,387
3,196,936	3.00%, 10/01/2042		3,202,206
5,293,892	4.00%, 04/01/2044		5,614,788
7,395,384	4.00%, 01/01/2045		7,855,393
3,682,218	3.50%, 03/01/2045		3,798,971
346,265	2.45%, 03/01/2047(a)		363,162
1,500,232	Government National Mortgage Association(a) Series 2011-H15, Class FA
	0.63%, 06/20/2061		1,505,473

TOTAL MORTGAGE-BACKED SECURITIES—23.90% (Cost $106,072,364)		$	107,078,169

U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
800,000	0.13%, 04/15/2017		844,681
3,800,000	0.13%, 04/15/2019		3,886,736
3,200,000	0.13%, 01/15/2022		3,315,067
3,500,000	0.63%, 01/15/2024		3,609,479
	United States Treasury Note/Bond
1,700,000	1.00%, 03/15/2018		1,703,985
280,000	1.38%, 05/31/2020		276,675
1,000,000	2.13%, 01/31/2021		1,016,562
1,500,000	2.13%, 06/30/2021(g)		1,518,633
7,900,000	1.75%, 03/31/2022		7,756,812
4,450,000	2.75%, 11/15/2023		4,625,913
100,000	2.50%, 05/15/2024		101,711

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$3,805,000	2.38%, 08/15/2024	$3,825,513
25,235,000	2.00%, 02/15/2025	24,517,367
200,000	3.38%, 05/15/2044	210,078
1,060,000	3.13%, 08/15/2044	1,061,739
4,250,000	3.00%, 11/15/2044	4,157,363
5,800,000	2.50%, 02/15/2045	5,104,464

TOTAL U.S. TREASURY BONDS AND NOTES — 15.07% (Cost $68,248,190)		$67,532,778

Shares
EXCHANGE TRADED FUNDS
8,000	iShares JP Morgan USD Emerging Markets Bond ETF	879,360

TOTAL EXCHANGE TRADED FUNDS — 0.19% (Cost $881,932)		$879,360

Principal Amount	Fair Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.86%
$8,339,000	Federal Home Loan Mortgage Corp
0.01%, 07/01/2015	$8,339,000

TOTAL SHORT TERM INVESTMENTS — 1.86% (Cost $8,339,000)	$8,339,000

TOTAL INVESTMENTS — 99.86% (Cost $446,683,084)	$447,472,028

OTHER ASSETS & LIABILITIES, NET — 0.14%	$622,118

TOTAL NET ASSETS — 100.00%	$448,094,146

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2015, the aggregate cost and fair value of 144A securities was $63,750,498 and $64,191,253, respectively, representing 14.33% of net assets.

(c)	Security has no contractual maturity date and pays an indefinite stream of interest.
(d)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(e)	Restricted security; further details of these securities are included in a subsequent table.
(f)

Security in default; no interest payments received during the last 12 months. At June 30, 2015, the aggregate cost and fair value of such securities was $255,837 and $238,066, respectively, representing 0.05% of net assets.

(g)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

At June 30, 2015, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$1,723	$1,916	0.00%

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

At June 30, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Ultra Bond Long Futures	26	USD	$4,005,625	September 2015	$(120,919)

U.S. Long Bond Short Futures	35	USD	5,279,531	September 2015	(15,313)

U.S. 5 Year Treasury Note Short Futures	55	USD	6,559,180	September 2015	(25,781)

U.S. 2 Year Treasury Note Long Futures	790	USD	172,960,625	September 2015	127,969

U.S. 10 Year Treasury Note Short Futures	1,074	USD	135,508,594	September 2015	500,432

			Net Appreciation		$466,388

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West Federated Bond Fund

ASSETS:
Investments in securities, fair value(a)	$447,472,028
Cash	699,491
Subscriptions receivable	128,785
Receivable for investments sold	50,000
Variation margin on futures contracts	3,694
Interest receivable	3,854,832

Total Assets	452,208,830

LIABILITIES:
Payable to investment adviser	138,111
Payable for administrative services fees	10,274
Redemptions payable	2,229,931
Payable for investments purchased	1,736,368

Total Liabilities	4,114,684

NET ASSETS	$448,094,146

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,553,178
Paid-in capital in excess of par	445,638,852
Net unrealized appreciation	1,255,332
Undistributed net investment income	2,257,878
Accumulated net realized loss	(5,611,094)

NET ASSETS	$448,094,146

NET ASSETS BY CLASS
Initial Class	$33,436,653

Institutional Class	$414,657,493

CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	3,166,783
Institutional Class	42,364,993

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.56

Institutional Class	$9.79

(a) Cost of investments	$446,683,084

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West Federated Bond Fund

INVESTMENT INCOME:
Interest	$7,942,928
Dividends	113

Total Income	7,943,041

EXPENSES:
Management fees	1,375,170
Administrative services fees - Initial Class	19,732

Total Expenses	1,394,902

NET INVESTMENT INCOME	6,548,139

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,013,886
Net realized loss on futures contracts	(811,216)

Net Realized Gain	202,670

Net change in unrealized depreciation on investments	(6,678,149)
Net change in unrealized appreciation on futures contracts	633,568

Net Change in Unrealized Depreciation	(6,044,581)

Net Realized and Unrealized Loss	(5,841,911)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$706,228

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Federated Bond Fund

OPERATIONS:
Net investment income	$6,548,139	$12,564,298
Net realized gain (loss)	202,670	(3,009,451)
Net change in unrealized appreciation (depreciation)	(6,044,581)	13,033,259

Net Increase in Net Assets Resulting from Operations	706,228	22,588,106

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,678,949)	(12,566,498)
Institutional Class	(3,224,286)	N/A

From net investment income	(5,903,235)	(12,566,498)

Total Distributions	(5,903,235)	(12,566,498)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	40,775,351	136,141,481
Institutional Class	434,101,675	N/A
Shares issued in reinvestment of distributions
Initial Class	2,678,949	12,566,498
Institutional Class	3,224,286	N/A
Shares redeemed
Initial Class	(495,205,964)	(95,355,218)
Institutional Class	(13,745,631)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(28,171,334)	53,352,761

Total Increase (Decrease) in Net Assets	(33,368,341)	63,374,369

NET ASSETS:
Beginning of period	481,462,487	418,088,118

End of period(a)	$448,094,146	$481,462,487

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	3,772,769	12,725,641
Institutional Class	43,428,171	N/A
Shares issued in reinvestment of distributions
Initial Class	248,257	1,175,214
Institutional Class	328,339	N/A
Shares redeemed
Initial Class	(45,848,292)	(8,910,354)
Institutional Class	(1,391,517)	N/A

Net Increase	537,727	4,990,501

(a) Including undistributed net investment income:	$2,257,878	$1,612,974

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Federated Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.70		$10.45		$10.95		$10.77		$10.54	$10.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(a)	0.29	(a)	0.25	(a)	0.28	(a)	0.37	0.41
Net realized and unrealized gain (loss)	(0.15)		0.25		(0.50)		0.37		0.24	0.29

Total From Investment Operations	(0.01)		0.54		(0.25)		0.65		0.61	0.70

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.29)		(0.21)		(0.35)		(0.37)	(0.41)
From net realized gains	–		–		(0.04)		(0.12)		(0.01)	–

Total Distributions	(0.13)		(0.29)		(0.25)		(0.47)		(0.38)	(0.41)

NET ASSET VALUE, END OF PERIOD	$10.56		$10.70		$10.45		$10.95		$10.77	$10.54

TOTAL RETURN(b)	(0.10%)	(c)	5.20%		(2.21%)		6.08%		5.85%	6.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$33,437		$481,462		$418,088		$492,889		$314,367	$273,242
Ratio of expenses to average net assets	0.70%	(d)	0.70%		0.70%		0.70%		0.70%	0.70%
Ratio of net investment income to average net assets	2.61%	(d)	2.74%		2.32%		2.57%		3.45%	4.03%
Portfolio turnover rate(e)	28%	(c)	57%		92%		70%		78%	41%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited) (a)
Great-West Federated Bond Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized loss	(0.18)

Total From Investment Operations	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.08)

Total Distributions	(0.08)

NET ASSETS VALUE, END OF PERIOD	$9.79

TOTAL RETURN(c)	(1.34%)	(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$414,657
Ratio of expenses to average net assets	0.35%	(e)
Ratio of net investment income to average net assets	3.24%	(e)
Portfolio turnover rate(f)	28%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Financial Statements

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities

Semi-Annual Report - June 30, 2015

purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying

Semi-Annual Report - June 30, 2015

investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Asset-Backed Securities	$	—	$	22,811,228	$	—	$	22,811,228
Corporate Bonds and Notes		—		234,793,303		—		234,793,303
Foreign Government Bonds and Notes		—		6,038,190		—		6,038,190
Mortgage-Backed Securities		—		107,078,169		—		107,078,169
U.S. Treasury Bonds and Notes		—		67,532,778		—		67,532,778

Exchange Traded Funds		879,360		—		—		879,360
Short Term Investments		—		8,339,000		—		8,339,000
Total investments, at fair value		879,360		446,592,668		0		447,472,028
Other Financial Investments:
Futures Contracts (a)		628,401		—		—		628,401

Total Assets	$	1,507,761	$	446,592,668	$	0	$	448,100,429

Liabilities

Other Financial Investments:
Futures Contracts (a)	$	(162,013)	$	—	$	—	$	(162,013)

Total Liabilities	$	(162,013)	$	0	$	0	$	(162,013)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Semi-Annual Report - June 30, 2015

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$	446,743,835

Gross unrealized appreciation on investments		6,977,397
Gross unrealized depreciation on investments		(6,249,204)

Net unrealized appreciation on investments	$	728,193

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

Semi-Annual Report - June 30, 2015

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 1,775 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2015 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation	$466,388(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2015

The effect of derivative investments for the period ended June 30, 2015 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(811,216)	Net change in unrealized appreciation on futures contracts	$633,568

3.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

4.   PURCHASES AND SALES OF INVESTMENTS

For the year ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $33,613,531 and $35,955,754, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $93,195,728 and $117,880,739, respectively.

5.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 30, 2015.

6.   INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Federated Investment Management Company (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Federated Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the third, third, third and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board further noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the three- and ten-year periods ended December 31, 2014. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were above the average and median contractual management fees of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.

The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.   CODE OF ETHICS.

Not required in fling.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015